COMPANY INFORMATION	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
COMPANY INFORMATION
1.	COMPANY INFORMATION

Melco Crown Entertainment Limited (the “Company”) was incorporated in the Cayman Islands, with its ordinary shares listed on the Main Board of The Stock Exchange of Hong Kong Limited (the “Hong Kong Stock Exchange”) under the stock code of “6883” in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”) and its American depository shares (“ADS”) listed on the NASDAQ Global Select Market under the symbol “MPEL” in the United States of America. On January 2, 2015, the Company submitted an application to the Hong Kong Stock Exchange for the voluntary withdrawal of the listing of its ordinary shares on the Main Board of Hong Kong Stock Exchange, further details please refer to Note 28(a).

The Company together with its subsidiaries (collectively referred to as the “Group”) is a developer, owner and operator of casino gaming and entertainment resort facilities in Asia. The Group currently operates Altira Macau, a casino hotel located at Taipa, the Macau Special Administrative Region of the People’s Republic of China (“Macau”), City of Dreams, an integrated urban casino resort located at Cotai, Macau and Taipa Square Casino, a casino located at Taipa, Macau. The Group’s business also includes the Mocha Clubs, which comprise the non-casino based operations of electronic gaming machines in Macau. The Group is also developing Studio City, a cinematically-themed integrated entertainment, retail and gaming resort in Cotai, Macau. In the Philippines, Melco Crown (Philippines) Resorts Corporation (“MCP”), an indirect majority owned subsidiary of the Company whose common shares are listed on The Philippine Stock Exchange, Inc. under the stock code of “MCP”, through MCP’s subsidiary, MCE Leisure (Philippines) Corporation (“MCE Leisure”), currently operates and manages City of Dreams Manila, a casino, hotel, retail and entertainment integrated resort in the Entertainment City complex in Manila. City of Dreams Manila commenced operations on December 14, 2014, with a grand opening of the integrated resort on February 2, 2015.

As of December 31, 2014 and 2013, the major shareholders of the Company are Melco International Development Limited (“Melco”), a company listed in Hong Kong, and Crown Resorts Limited (“Crown”), an Australian-listed corporation.